Summary of Significant Accounting Policies (Details Narrative) (10-K)		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Oct. 04, 2017	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2017 shares	Dec. 31, 2017 USD ($) Integer	Dec. 31, 2016 USD ($) shares
Percentage of private operating issuance						90.00%
Number of operating segment | Integer						1
Accumulated deficit		$ 6,161,956	$ 6,161,956			$ 3,859,086	$ 2,002,771
Net loss from continuing operations			(2,300,000)			1,856,315	1,917,066
Net cash used in operating activities from continuing operations			(2,233,186)	$ (355,928)		(1,654,617)	(2,155,037)
Cash and cash equivalents		2,850,453	2,850,453	715,084		2,847,429	1,071,894
Money market funds						1,300,815	0
Depreciation expenses			4,223	$ 933		1,865	1,381
Impairment of long lived assets		$ 0	$ 0			15,330
Amortization of debt discount						23,370	0
Advertising costs						135	3,850
Research and development cost						$ 926,117	$ 1,536,996
Unexercised options outstanding | shares					269,500
Unexercised options outstanding cancelled | shares							40,000
Parent Company [Member]
Issuance of common stock percentage	90.00%					90.00%
Convertible Debt [Member]
Aggregate cash received on senior secured deposit						$ 2,580,000